share-based compensation - Weighted average assumptions used (Details) - TELUS International (Cda) Inc. share options	12 Months Ended
Dec. 31, 2024 Y $ / shares
share-based compensation
Share option award fair value (per share option) | $ / shares	$ 1.5
Risk-free interest rate	2.70%
Expected lives (years) | Y	6.5
Expected volatility	35.40%
Dividend yield	0.00%
Maximum
share-based compensation
Exercise period	10 years